September 12, 2025

Via EDGAR Filing

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Rayliant Funds Trust (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we hereby electronically file, Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement under the Securities Act of 1933. The main purpose for this filing is to respond to SEC staff comments. If you have any questions concerning this filing, please contact the undersigned at (216) 566-5706.

Very truly yours,

/s/ Andrew Davalla
Andrew Davalla

Thompson Hine llp Attorneys at Law	3900 Key Center 127 Public Square Cleveland, Ohio 44114-1291	www.ThompsonHine.com O: 216.566.5500 F: 216.566.5800